Employees	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Employees

26 EMPLOYEES

Employee costs	$ million
	2018	2017	2016
Remuneration	10,167	10,855	11,985
Social security contributions	810	844	867
Retirement benefits (see Note 17)	1,878	1,815	2,181
Share-based compensation (see Note 21)	531	802	693
Total [A]	13,386	14,316	15,726

[A] Excludes employees seconded to joint ventures and associates.

Average employee numbers	Thousand
	2018	2017 [C]	2016 [C]
Integrated Gas	8	8	9
Upstream	14	16	18
Downstream	37	40	46
Corporate [A]	20	19	18
Total [B]	79	83	91

[A] Includes all employees working in business service centres irrespective of the segment they support.

[B] Excludes employees seconded to joint ventures and associates (2018: 3,000 employees, 2017: 3,000 employees, 2016: 4,000 employees).

[C] As revised.